TCW/DW MID-CAP EQUITY TRUST    Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS November 30, 1998


DEAR SHAREHOLDER:

Global equity markets witnessed extreme volatility over the past year, most notably beginning last summer. Deepening recessions in non-Japan Asia and Japan itself, debt defaults and a currency and economic collapse in Russia, as well as fears over the outlook for Latin America triggered a major decline in stock prices during the summer months. As stocks declined and credit market spreads widened, a severe liquidity crunch developed, which resulted in the near-collapse of a major hedge fund and enormous trading and loan losses at banks and investment firms in both the United States and abroad. In turn, lending was curbed, as was floating of new issues and trading liquidity.

To stave off a global credit crunch, which could have toppled the global economy into recession or worse, the Federal Reserve Board and virtually all other global central banks sharply reduced interest rates. Stock markets rallied in response, and in October values recovered back to their previous peaks.


PERFORMANCE

For the fiscal year ended November 30, 1998, TCW/DW Mid-Cap Equity Trust turned in very strong performance, with Class A, Class B, Class C and Class D shares producing total returns of 43.38 percent, 42.49 percent, 42.27 percent and
43.80 percent, respectively. For the same period, the Standard & Poor's Mid-Cap 400 Index and the Lipper Mid-Cap Fund Index registered total returns of 10.40 percent and 3.68 percent, respectively.

The Fund's favorable performance relative to its benchmark index and its Lipper peer group is attributable primarily to the portfolio manager's investment in companies that were able to grow regardless of external events, particularly those in the Internet-related sector. According to the Fund's investment adviser, TCW Funds Management, Inc. (TCW), these companies have been adept at discovering new and creative ways to stay ahead of the competition within their respective markets.

The accompanying chart illustrates the growth of a $10,000 investment in the Class B shares of the Fund from its inception on February 27, 1996,

TCW/DW MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1998, continued


through November 30, 1998, versus similar hypothetical investments in the issues that comprise the Standard & Poor's Mid-Cap 400 Index and the Lipper Mid-Cap Funds Index, respectively.


THE PORTFOLIO

The past year was one in which the Fund made significant changes in its portfolio sector weightings to take advantage of the fastest-growing sectors in the economy and minimize the effect of any macroeconomic slowdown. Over the reporting period, the Internet-related sector consistently exceeded expectations, often by huge margins. Accordingly, large positions were built in the sector, including powerful growth names such as Yahoo!, Amazon.com and eBay, which were the Fund's three largest holdings as of November 30. TCW believes that the Internet, with its power to change the way people interact with each other, represents the U.S. economy's next major change, similar to the PC revolution that took place in the early 1980s, which spawned a technological revolution and created enormous shareholder wealth.

In the portion of the portfolio that is not invested in Internet-related companies, the Fund also benefited from changes in the cable television industry, where it has significant exposure. Industry consolidation, increased share of advertising spending and the prospect of additional revenue streams led to considerable stock appreciation. Another area where the Fund profited was in specialty retail, which took advantage of a preference among consumers to shop for specific and quality merchandise rather than undifferentiated products offered by mass-marketed retailers.

The portfolio's three major areas of concentration on November 30, 1998, were consumer-related groups, business services and technology. The most significant reduction was in health care, which went from approximately 20 percent of net assets to less than 10 percent. According to TCW, the health-care industry is experiencing significant pricing pressure, which is affecting corporate earnings growth.


GOING FORWARD

While the widespread easing of monetary policy has been encouraging, in TCW's opinion several problems still loom large. Commodity prices are plunging, global trade is declining, the prices of goods are falling and retail sales are slowing sharply. These factors indicate that the global economy is in the grip of a major slowdown, the extent of which cannot be forecast with much conviction at this time.

According to TCW, the key, as ever, is in finding companies that have the ability to grow throughout these and other trying economic times, companies that concentrate their efforts on developing new and better products and improving their processes, services and technologies in an effort to dominate their industries. Investing in stocks that fit these criteria will continue to be the Fund's priority.

TCW/DW MID-CAP EQUITY TRUST
LETTER TO THE SHAREHOLDERS November 30, 1998, continued


We appreciate your ongoing support of TCW/DW Mid-Cap Equity Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW MID-CAP EQUITY TRUST
FUND PERFORMANCE November 30, 1998


                           GROWTH OF $10,000 CLASS B

        Date               Total           S&P Midcap IX         Lipper
--------------------   --------------   -------------------   ------------
 February 27, 1996        $10,000            $10,000             $10,000
 November 30, 1996        $10,920            $11,351             $11,192
 November 30, 1997        $10,850            $14,468             $12,974
 November 30, 1998        $15,160(3)         $15,972             $13,452

                -- Fund   -- S&P Midcap IX(4)   -- Lipper(5)

Past performance is not predictive of future returns. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                      CLASS B SHARES*
-------------------------------------------------------------
PERIOD ENDED 11/30/98
---------------------------
1 Year                            42.49%(1)        37.49%(2)
Since Inception (2/27/96)         17.12%(1)        16.29%(2)

                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 11/30/98
---------------------------
1 Year                            42.27%(1)        41.27%(2)
Since Inception (7/28/97)         30.14%(1)        30.14%(2)

                      CLASS A SHARES++
-------------------------------------------------------------
PERIOD ENDED 11/30/98
---------------------------
1 Year                            43.38%(1)        35.85%(2)
Since Inception (7/28/97)         31.08%(1)        25.92%(2)

                      CLASS D SHARES#
-------------------------------------------------------------
PERIOD ENDED 11/30/98
---------------------------
1 Year                            43.80%(1)
Since Inception (7/28/97)         31.46%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)   Closing value after the deduction of a 3% contingent deferred sales charge
      (CDSC), assuming a complete redemption on November 30, 1998.
(4) The Standard & Poor's Mid-Cap Index is a market-value weighted index, the performance of which is based on the average performance of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Mid-Cap Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
 * The maximum CDSC for Class B shares is 5.0%. The CDSC declines to 0% after six years.
 +    The maximum front-end sales charge for Class A shares is 5.25%.
 ++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
 #    Class D shares have no sales charge.

TCW/DW MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 1998


NUMBER OF
  SHARES                                                           VALUE
-------------------------------------------------------------------------------
                    COMMON STOCKS (98.4%)
                    Accident & Health Insurance (2.0%)
 78,200             Hartford Life, Inc. (Class A) ..........   $  4,286,337
                                                               ------------
                    Advertising (3.2%)
253,712             Outdoor Systems, Inc.* .................      6,850,224
                                                               ------------
                    Biotechnology (1.2%)
 34,400             Biogen, Inc.* ..........................      2,610,100
                                                               ------------
                    Books/Magazine (0.3%)
 39,000             Playboy Enterprises, Inc.
                    (Class B)* .............................        602,062
                                                               ------------
                    Broadcast Media (9.9%)
152,000             Cablevision Systems Corp.
                    (Class A)* .............................      6,289,000
171,800             Clear Channel Communications,
                    Inc.* ..................................      8,031,650
130,000             TCA Cable TV, Inc. .....................      3,705,000
119,600             Westwood One, Inc.* ....................      3,139,500
                                                               ------------
                                                                 21,165,150
                                                               ------------
                    Cable & Telecommunications (2.9%)
 82,900             Global Crossing Ltd.* ..................      3,139,837
114,100             MetroNet Communications Corp.
                    (Class B) (Canada)* ....................      3,016,519
                                                               ------------
                                                                  6,156,356
                                                               ------------
                    Casino/Gambling (1.0%)
139,800             Mirage Resorts, Inc.* ..................      2,079,525
                                                               ------------
                    Computer Software (1.8%)
149,400             Cerner Corp.* ..........................      3,921,750
                                                               ------------
                    Computer Software
                    & Services (8.6%)
 55,200             Documentum, Inc.* ......................      2,318,400
178,300             FORE Systems, Inc.* ....................      2,696,787
106,200             National Techteam, Inc.* ...............        716,850
 56,300             Rational Software Corp.* ...............      1,277,306
333,600             Siebel Systems, Inc.* ..................      8,048,100
 86,400             VeriSign, Inc.* ........................      3,434,400
                                                               ------------
                                                                 18,491,843
                                                               ------------
                    Diversified Commercial
                    Services (10.7%)
 68,287             Apollo Group, Inc. (Class A)* ..........      2,202,256
121,250             Paychex, Inc. ..........................      6,032,187
133,800             Robert Half International, Inc.* .......      6,288,600
275,500             Romac International, Inc.* .............      3,839,781
209,700             Whittman-Hart, Inc.* ...................      4,613,400
                                                               ------------
                                                                 22,976,224
                                                               ------------
                    Diversified Financial Services (1.6%)
 93,000             Price (T. Rowe) Associates, Inc. .......      3,324,750
                                                               ------------
                    Electronic Components (2.5%)
103,300             Xilinx, Inc.* ..........................   $  5,242,475
                                                               ------------
                    Electronics - Semiconductors/
                    Components (5.8%)
 87,800             Altera Corp.* ..........................      4,307,688
147,600             Maxim Integrated Products, Inc.*........      5,793,300
 66,600             Microchip Technology, Inc.* ............      2,318,513
                                                               ------------
                                                                 12,419,501
                                                               ------------
                    Hospital/Nursing Management (2.3%)
230,287             Health Management Associates,
                    Inc. (Class A)* ........................      4,994,349
                                                               ------------
                    Household Furnishings &
                    Appliances (1.6%)
123,900             Restoration Hardware, Inc.* ............      3,407,250
                                                               ------------
                    Internet (26.8%)
 72,100             Amazon.com, Inc.* ......................     13,843,200
104,800             At Home Corp. (Series A)* ..............      6,091,500
 53,300             Broadcast.com Inc.* ....................      3,517,800
141,200             E*TRADE Group, Inc.* ...................      3,812,400
 56,500             eBay Inc.* .............................     11,158,750
  3,200             GeoCities* .............................         96,200
 97,500             Yahoo! Inc.* ...........................     18,713,906
                                                               ------------
                                                                 57,233,756
                                                               ------------
                    Life Insurance (0.5%)
 32,300             MONY Group Inc.* .......................        999,281
                                                               ------------
                    Medical Specialties (1.3%)
151,300             Safeskin Corp.* ........................      2,865,244
                                                               ------------
                    Oil & Gas Drilling (0.9%)
174,700             Precision Drilling Corp. (Canada)*......      1,888,944
                                                               ------------
                    Real Estate (0.4%)
 48,000             CB Richard Ellis Services, Inc.* .......        852,000
                                                               ------------
                    Retail - Specialty (9.7%)
155,600             Bed Bath & Beyond, Inc.* ...............      4,852,775
141,200             Best Buy Co., Inc.* ....................      8,136,650
140,300             Corporate Express, Inc.* ...............        806,725
167,500             Just For Feet, Inc.* ...................      3,789,688
358,200             PetSmart, Inc.* ........................      3,067,088
                                                               ------------
                                                                 20,652,926
                                                               ------------
                    Retail - Specialty Apparel (1.2%)
104,800             Talbot's, Inc. (The) ...................      2,672,400
                                                               ------------
                    Wireless Communication (2.2%)
207,300             American Tower Corp. (Class A)*.........      4,793,813
                                                               ------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $123,840,678)..........    210,486,260
                                                               ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
PORTFOLIO OF INVESTMENTS November 30, 1998, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                VALUE
--------------------------------------------------------------------
              SHORT-TERM INVESTMENT (1.6%)
              REPURCHASE AGREEMENT
$   3,398     The Bank of New York 4.625%
              due 12/01/98 (dated 11/30/98;
              proceeds $3,398,551) (a)
              (Identified Cost $3,398,114)..........   $   3,398,114
                                                       -------------

TOTAL INVESTMENTS
(Identified Cost $127,238,792) (b).....       100.0%      213,884,374
LIABILITIES IN EXCESS OF OTHER
ASSETS ................................       ( 0.0)           (7,569)
                                              -----       -----------
NET ASSETS ............................       100.0%     $213,876,805
                                              =====      ============

----------------
 *      Non-income producing security.
(a) Collateralized by $1,052,812 Student Loan Marketing Assoc. 5.057% due 12/17/98 valued at $1,052,580; $1,740,000 U.S. Treasury Note 4.00% due
        10/31/00 valued at $1,726,623 and $655,872 U.S. Treasury Note 6.25% due
        10/31/01 valued at $687,554.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $95,811,768 and the aggregate gross unrealized depreciation is $9,166,186, resulting in net unrealized appreciation of $86,645,582.



                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998

ASSETS:
Investments in securities, at value
  (identified cost $127,238,792)................................  $213,884,374
Receivable for:
   Investments sold ............................................       325,774
   Shares of beneficial interest sold ..........................       185,611
   Dividends ...................................................        18,566
Deferred organizational expenses ...............................        74,115
Prepaid expenses ...............................................        40,983
                                                                  ------------
   TOTAL ASSETS ................................................   214,529,423
                                                                  ------------
LIABILITIES:
Payable for:
   Shares of beneficial interest repurchased ...................       271,355
   Plan of distribution fee ....................................       140,902
   Management fee ..............................................       102,036
   Investment advisory fee .....................................        68,024
   Investments purchased .......................................        24,750
Accrued expenses ...............................................        45,551
                                                                  ------------
   TOTAL LIABILITIES ...........................................       652,618
                                                                  ------------
   NET ASSETS ..................................................  $213,876,805
                                                                  ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ................................................  $130,533,669
Net unrealized appreciation ....................................    86,645,582
Accumulated net realized loss ..................................    (3,302,446)
                                                                  ------------
   NET ASSETS ..................................................  $213,876,805
                                                                  ============
CLASS A SHARES:
Net Assets .....................................................  $  1,107,296
Shares Outstanding (unlimited authorized, $.01 par value).......        70,981
   NET ASSET VALUE PER SHARE ...................................  $      15.60
                                                                  ============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ...........  $      16.46
                                                                  ============
CLASS B SHARES:
Net Assets .....................................................  $212,042,718
Shares Outstanding (unlimited authorized, $.01 par value).......    13,717,791
   NET ASSET VALUE PER SHARE ...................................  $      15.46
                                                                  ============
CLASS C SHARES:
Net Assets .....................................................  $    712,341
Shares Outstanding (unlimited authorized, $.01 par value).......        46,118
   NET ASSET VALUE PER SHARE ...................................  $      15.45
                                                                  ============
CLASS D SHARES:
Net Assets .....................................................  $     14,450
Shares Outstanding (unlimited authorized, $.01 par value).......           923
   NET ASSET VALUE PER SHARE ...................................  $      15.66
                                                                  ============

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended November 30, 1998

NET INVESTMENT LOSS:
INCOME
Dividends .........................................  $    176,224
Interest ..........................................       102,687
                                                     ------------
   TOTAL INCOME ...................................       278,911
                                                     ------------
EXPENSES
Plan of distribution fee (Class A shares) .........         1,092
Plan of distribution fee (Class B shares) .........     1,616,961
Plan of distribution fee (Class C shares) .........         2,906
Management fee ....................................     1,085,682
Investment advisory fee ...........................       723,788
Transfer agent fees and expenses ..................       242,766
Registration fees .................................        84,733
Shareholder reports and notices ...................        59,459
Professional fees .................................        51,628
Organizational expenses ...........................        33,032
Custodian fees ....................................        32,366
Trustees' fees and expenses .......................        31,640
Other .............................................        11,845
                                                     ------------
   TOTAL EXPENSES .................................     3,977,898
                                                     ------------
   NET INVESTMENT LOSS ............................    (3,698,987)
                                                     ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................    31,236,102
Net change in unrealized appreciation .............    37,809,903
                                                     ------------
   NET GAIN .......................................    69,046,005
                                                     ------------
NET INCREASE ......................................  $ 65,347,018
                                                     ============

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR        FOR THE YEAR
                                                              ENDED               ENDED
                                                        NOVEMBER 30, 1998   NOVEMBER 30, 1997*
                                                       ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................    $  (3,698,987)      $  (3,891,233)
Net realized gain (loss) .............................       31,236,102         (22,962,571)
Net change in unrealized appreciation ................       37,809,903          23,258,457
                                                          -------------       -------------
   NET INCREASE (DECREASE) ...........................       65,347,018          (3,595,347)
Net decrease from transactions in shares of beneficial
  interest ...........................................      (26,033,572)        (27,115,386)
                                                          -------------       -------------
   NET INCREASE (DECREASE) ...........................       39,313,446         (30,710,733)
NET ASSETS:
Beginning of period ..................................      174,563,359         205,274,092
                                                          -------------       -------------
  END OF PERIOD ......................................    $ 213,876,805       $ 174,563,359
                                                          =============       =============

----------------
*    Class A, Class C and Class D shares were issued July 28, 1997.


                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Mid-Cap Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued


maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc., an affiliate of Morgan Stanley Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of approximately $165,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund who are employees of the Adviser.


4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued


provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $8,805,273 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $679,862 and $372, respectively and received $15,552 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 1998 aggregated $92,856,026 and $125,265,184, respectively.

For the year ended November 30, 1998, the Fund incurred brokerage commissions of $645 with Morgan Stanley & Co., Inc., an affliate of the Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At November 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $1,000.


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                         FOR THE YEAR
                                                  ENDED                                ENDED
                                            NOVEMBER 30, 1998                    NOVEMBER 30, 1997*
                                    ----------------------------------   ----------------------------------
                                         SHARES            AMOUNT             SHARES            AMOUNT
                                    ---------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ............................          70,760      $     975,219             6,748      $      74,233
Repurchased .....................          (5,127)           (68,294)           (1,400)           (15,778)
                                           ------      -------------            ------      -------------
Net increase -- Class A .........          65,633            906,925             5,348             58,455
                                           ------      -------------            ------      -------------
CLASS B SHARES
Sold ............................       2,515,413         32,751,132         2,893,121         29,335,443
Repurchased .....................      (4,871,632)       (60,224,693)       (5,621,922)       (56,605,744)
                                       ----------      -------------        ----------      -------------
Net decrease -- Class B .........      (2,356,219)       (27,473,561)       (2,728,801)       (27,270,301)
                                       ----------      -------------        ----------      -------------
CLASS C SHARES
Sold ............................          41,665            574,086             7,669             86,447
Repurchased .....................          (3,216)           (41,022)               --                 --
                                       ----------      -------------        ----------      -------------
Net increase -- Class C .........          38,449            533,064             7,669             86,447
                                       ----------      -------------        ----------      -------------
CLASS D SHARES
Sold ............................              --                 --               923             10,013
                                       ----------      -------------        ----------      -------------
Net decrease in Fund ............      (2,252,137)     $ (26,033,572)       (2,714,861)     $ (27,115,386)
                                       ==========      =============        ==========      =============

---------------
* For Class A, C and D, for the period July 28, 1997 (issue date) through November 30, 1997.

TCW/DW MID-CAP EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998, continued


7. FEDERAL INCOME TAX STATUS

During the year ended November 30, 1998, the Fund utilized its net capital loss carryover of approximately $34,462,000.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $3,106,000 during fiscal 1998.

As of November 30, 1998, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $3,698,987.

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                                                                                                FOR THE PERIOD
                                                                FOR THE YEAR             FOR THE YEAR         FEBRUARY 27, 1996*
                                                                   ENDED                    ENDED                  THROUGH
                                                            NOVEMBER 30, 1998++     NOVEMBER 30, 1997**++     NOVEMBER 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA
Net asset value, beginning of period ...................          $10.85                    $10.92                  $10.00
                                                                  ------                    ------                  ------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.26)                     (0.22)                  (0.13)
 Net realized and unrealized gain ......................           4.87                       0.15                    1.05
                                                                  ------                    ------                  ------
Total income (loss) from investment operations .........           4.61                      (0.07)                   0.92
                                                                  ------                    ------                  ------
Net asset value, end of period .........................          $15.46                    $10.85                  $10.92
                                                                  ======                    ======                  ======
TOTAL RETURN+ ..........................................           42.49 %                   (0.64)%                  9.20 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            2.20 %(3)                 2.29 %                  2.28 %(2)
Net investment loss ....................................           (2.05)%(3)                (2.16)%                 (1.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $212,043                  $174,412                $205,274
Portfolio turnover rate ................................              52 %                      49 %                    25 %(1)

-------------
 *    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                          FOR THE PERIOD
                                                      FOR THE YEAR        JULY 28, 1997*
                                                         ENDED                THROUGH
                                                   NOVEMBER 30, 1998     NOVEMBER 30, 1997
-------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period ............        $10.88                $10.85
                                                         ------                ------
Income from investment operations:
 Net investment loss ............................         (0.18)                (0.06)
 Net realized and unrealized gain ...............          4.90                  0.09
                                                         ------                ------
Total income from investment operations .........          4.72                  0.03
                                                         ------                ------
Net asset value, end of period ..................        $15.60                $10.88
                                                         ======                ======
TOTAL RETURN+ ...................................         43.38 %                0.28 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.55 %(3)             1.55 %(2)
Net investment loss .............................         (1.40)%(3)            (1.46)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $1,107                   $58
Portfolio turnover rate .........................            52 %                  49 %

CLASS C SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period ............        $10.85                $10.85
                                                         ------                ------
Income from investment operations:
 Net investment loss ............................         (0.28)                (0.08)
 Net realized and unrealized gain ...............          4.88                  0.08
                                                         ------                ------
Total income from investment operations .........          4.60                    --
                                                         ------                ------
Net asset value, end of period ..................        $15.45                $10.85
                                                         ======                ======
TOTAL RETURN+ ...................................         42.27 %                0.09 %(1)

RATIOS TO AVERAGE NET ASSETS :
Expenses ........................................          2.30 %(3)             2.32 %(2)
Net investment loss .............................         (2.15)%(3)            (2.22)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........          $712                   $83
Portfolio turnover rate .........................            52 %                  49 %

--------------
 *     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the et asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                            FOR THE PERIOD
                                                        FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                THROUGH
                                                     NOVEMBER 30, 1998     NOVEMBER 30, 1997
--------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period ............        $10.89               $10.85
                                                         ------               ------
Income from investment operations:
 Net investment loss ............................         (0.15)               (0.05)
 Net realized and unrealized gain ...............          4.92                 0.09
                                                         ------               ------
Total income from investment operations .........          4.77                 0.04
                                                         ------               ------
Net asset value, end of period ..................        $15.66               $10.89
                                                         ======               ======
TOTAL RETURN+ ...................................         43.80 %               0.37 %(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.30 %(3)            1.30 %(2)
Net investment loss .............................         (1.15)%(3)           (1.19)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........           $15                  $10
Portfolio turnover rate .........................            52 %                 49 %

--------------
 *     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW MID-CAP EQUITY TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Mid-Cap Equity Trust (the "Fund") at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
January 8, 1999

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Morgan Stanley Dean Witter Services Company Inc.


ADVISER

TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



TCW/DW
MID-CAP EQUITY TRUST


[GRAPHIC]


ANNUAL REPORT
NOVEMBER 30, 1998